Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits
Schedule of key actuarial economic and biometric assumptions used in the calculations of liability

	12/31/2018	12/31/2017
Discount rate - health plan	4.91% p.a	5.39% p.a
Discount rate - life insurance	4.91% p.a	5.39% p.a
Medical cost growth rate above basic inflation	3.25% p.a	3.25% p.a
Economic inflation	4.00% p.a	4.40% p.a
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality of disabled persons	IAPB 57	IAPB 57

Summary of sensitivity analysis of actuarial liabilities

On December 31, 2018, the sensitivity of the balance of actuarial liabilities to the changes in the main assumptions used, considering that all others remain unchanged, is as follows:

	Change	Increase in liability	Decrease in liabiliy

Discount rate	0.50%	Decrease of 5.67%	Increase of 6.25%
Medical cost growth rate	0.50%	Increase of 6.41%	Decrease of 5.86%
Mortality	1 year	Increase of 0.47%	Decrease of 2.27%

Schedule of changes in actuarial liabilities

Opening balance on December 31, 2016	339,009
Interest on actuarial liability	38,022
Actuarial gain	(4,173)
Benefits paid in the year	(21,595)
Balance at December 31, 2017	351,263
Interest on actuarial liability	35,920
Actuarial loss	69,305
Benefits paid in the year	(26,061)
Closing balance on December 31, 2018	430,427